Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

	Quoted prices In Active Market for Identical Assets (Level 1) Rmb	Significant Other Observable Inputs (Level 2) Rmb	Significant Unobservable Inputs (Level 3) Rmb	Balance as of December 31, 2014 Rmb
Current Assets:
Trading securities
- Equity securities listed in Hong Kong
- Hotel operations	2,429	—	—	2,429
- Gaming, entertainment and tourist-related	3,301	—	—	3,301
- Property development and investment	5,872	—	—	5,872
- Others	—	—	—	—

	11,602	—	—	11,602

- Equity securities listed in Singapore
- Business management and consultancy, and provision of telecommunications and information technology services (through an associate)	19,030	—	—	19,030

	30,632	—	—	30,632

Available-for-sale securities:
- Equity securities listed in Hong Kong
- Hotel operations	19,737	—	—	19,737

Total	50,369	—	—	50,369

	Quoted prices In Active Market for Identical Assets (Level 1) Rmb	Significant Other Observable Inputs (Level 2) Rmb	Significant Unobservable Inputs (Level 3) Rmb	Balance as of December 31, 2015 Rmb
Current Assets:
Trading securities
- Equity securities listed in Hong Kong
- Hotel operations	2,190	—	—	2,190
- Gaming, entertainment and tourist-related	2,635	—	—	2,635
- Property development and investment	5,067	—	—	5,067
- Others	—	—	—	—

	9,892	—	—	9,892

- Equity securities listed in Singapore
-Business management and consultancy, and provision of telecommunications and information technology services (through an associate)	17,155	—	—	17,155

	27,047	—	—	27,047

Available-for-sale securities:
- Equity securities listed in Hong Kong
- Hotel operations	17,786	—	—	17,786

Total	44,833	—	—	44,833